DISAGGREGATION OF REVENUE (Net Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3,270,590	$ 3,195,911
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,911,014	2,858,120
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	107,580	112,426
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	251,996	225,365
Activewear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,831,078	2,667,958
Hosiery and underwear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 439,512	$ 527,953